Realized and Net Change in Unrealized Gains (Losses) on Investments Held by Blackstone's Treasury Cash Management Strategies (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Gain (Loss) on Securities [Line Items]
Total realized and net change in unrealized gains (losses)	$ 232,842	$ 1,233,062	$ 16,788,721
Corporate Treasury Investments
Gain (Loss) on Securities [Line Items]
Realized Gains (Losses)	(4,881)	(21,511)	741
Net Change in Unrealized Gains (Losses)	17,392	(57,426)	39,549
Total realized and net change in unrealized gains (losses)	$ 12,511	$ (78,937)	$ 40,290